As filed with the Securities and Exchange Commission April 30, 1998
                                           Registration No. 2-10694
                                                           811-0091
______________________________________________________________________

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                     ________________________

                             FORM S-6
                     ________________________
                POST-EFFECTIVE AMENDMENT NO. 37 TO
              REGISTRATION UNDER THE SECURITIES ACT
             OF 1933 OF SECURITIES OF UNIT INVESTMENT
                 TRUSTS REGISTERED ON FORM N-8B-2
                    _________________________

A.   Exact name of Trust:

     LEXINGTON CORPORATE LEADERS TRUST FUND

B.   Name of depositor:

     Lexington Management Corporation

C.   Complete address of depositor's principal executive offices:

                 Lexington Management Corporation
                      Park 80 West Plaza Two
                 Saddle Brook, New Jersey  07663

D.   Name and address of agent for service:

                           Lisa Curcio
              Lexington Corporate Leaders Trust Fund
                      Park 80 West Plaza Two
                  Saddle Brook, New Jersey 07663

                         With a copy to:
                      Carl Frischling, Esq.
                 Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                     New York, New York 10022

E.   Amount of filing fee:

     The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1997 was filed on March 18, 1998.

F.   Approximate date of proposed public offering:

     It is proposed that this filing will become effective May 1, 1998 pursuant to paragraph (b) of Rule 485.

              LEXINGTON CORPORATE LEADERS TRUST FUND

                      CROSS-REFERENCE SHEET


 Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933.

 (Form N-8B-2 Items required by Instructions as to the Prospectus in Form S-6)


FORM N-8B-2                                              FORM S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

I.  Organization and General Information

    1. (a) Name of Trust and Tax I.D. Number      Description of the Trust
       (b) Title of securities issued             Description of the Trust

    2.   Name and address of each depositor       Cover

    3.   Name and address of trustee              Cover

    4.   Name and address of principal            Cover
         underwriter

    5.   State of organization of Fund            Description of the Trust

    6.   Execution and termination of             Highlights; Amendment and
         trust indenture                          Termination

    7.   Changes of Name                          Description of the Trust

    8.   Fiscal Year                              Miscellaneous

    9.   Litigation                               Miscellaneous

   10.   (a) Registered or bearer                 Purchase of Participations
         (b) Cumulative or distributive           Shareholder Services
             securities
         (c) Redemption                           How to Redeem Participations
         (d) Conversion, transfer, etc.           Shareholder Services
         (e) Periodic Payment Plan                *
         (f) Voting Rights                        Amendment and Termination

FORM N-8B-2                                                FORM S-6
Item Number                                        Heading in Prospectus
-----------                                        ---------------------
         (g)  Notice to holders                   Amendment and Termination
         (h)  Consents required                   Amendment and Termination
         (i)  Other provisions                    *

11.  Type of securities comprising a Unit         Description of the Trust

12.  Certain information regarding                *
     periodic payment certificates

13.      (a) Load, fees, expenses, etc.           Purchase of Participations
         (b) Certain information                  *
             regarding periodic
             payment certificates
         (c)  Certain percentages                 Purchase of Participations
         (d)  Certain differences in prices       Purchase of Participations
         (e)  Certain other fees, etc.            Purchase of Participations
              payable by holders
         (f)  Certain other profits               Miscellaneous
         (g)  Ratio of annual charges to income   *

14. Issuance of trust's securities                Purchase of Participations

15. Receipt and handling of payments from         Description of the Trust
    purchasers

16. Acquisition and disposition of                Description of The Trust
    underlying securities

17. Withdrawal or redemption                      Description of the Trust
        (a)  Receipt, custody and                 Shareholder Services
             disposition of income
        (b)  Reinvestment of distributions        Shareholder Services
        (c)  Reserves or special funds            Shareholder Services
        (d)  Schedule of distributions            Nonstandardized Investment
                                                  Return
19. Records, accounts and reports                 Purchase of Participations

20.  Certain miscellaneous
     provision of trust agreement
     (a)  Amendment                               Amendment and Termination
     (b)  Termination                             Amendment and Termination
     (c)&(d)   Trustee, removal and
               successor                          Resignation, Removal, etc.
     (e)&(f)   Depositor, removal
               and successor                      Resignation, Removal, etc.

21.  Loans to security holders                    *

FORM N-8B-2                                              FORM S-6
Item Number                                        Heading in Prospectus
-----------                                        ---------------------
22.  Limitations on Liability                     Resignation, Removal, etc.

23.  Bonding arrangements                         *

24.  Other material provisions of
     trust agreement                              Miscellaneous


III. Organization, Personnel and Affiliated

25.  Organization of depositor                    Miscellaneous

26.  Fees received by depositor                   Miscellaneous

27.  Business of depositor                        Miscellaneous

28.  Certain information as to                    Miscellaneous
     officials and affiliated
     persons of depositor

29.  Voting securities of depositor               Miscellaneous

30.  Persons controlling depositor                Miscellaneous

31.  Payments by depositor for                    *
     certain services

32.  Payments by depositor for                    *
     certain other services
     rendered to trust

33.  Remuneration of employees of                 *
     depositor for certain services
     rendered to trust

34.  Remuneration of other persons                *
     for certain services rendered
     to trust

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's                      Purchase of Participations
     securities by states

36.  Suspension of sales of trust's               *
     securities

37.  Revocation of authority to                   *
     distribute

38.  (a)  Method of distribution                  *
     (b)  Underwriting agreements                 *
     (c)  Selling agreements                      *

FORM N-8B-2                                              FORM S-6
Item Number                                       Heading in Prospectus
-----------                                       ---------------------

39.  (a)  Organization of principal               Miscellaneous
          underwriters
     (b)  N.A.S.D. membership of
          principal underwriters                  Miscellaneous

40.  Certain fees received by                     Purchase of Participations;
     principal underwriters                       Miscellaneous

41.  (a)  Business of principal underwriters      Miscellaneous
     (b)  Branch officers of principal
          underwriters                            *
     (c)  Salesmen of principal
          underwriters                            *

42.  Ownership of trust's securities by           Miscellaneous
     certain persons

43.  Certain brokerage commissions
     by principal underwriters                    *

44.  (a)  Method of valuation                    How to Redeem Participations
     (b)  Schedule as to offering price
     (c)  Variation in offering price to
          certain persons                        Purchase of Participations

45.  Suspension of redemption rights             How to Redeem Participations

46.  (a)  Redemption valuation                   How to Redeem Participations
     (b)  Schedule as to redemption price        How to Redeem Participations

47.  Maintenance of position in                  *
     underlying securities


V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation of              Miscellaneous
     trustee

49.  Fees and expenses of trustee                Miscellaneous

50.  Trustee's lien                              *


VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of                     *
     Trust's securities

FORM N-8B-2                                             FORM S-6
Item Number                                       Heading in Prospectus
-----------                                      ----------------------
VII.  Policy of Registrant

52.  (a)  Provisions of trust                     Description of the Trust
          agreement with respect to
          selection or elimination
          of underlying securities
     (b)  Transactions involving                  Description of the Trust
          elimination of underlying
          securities
     (c)  Policy regarding                        Description of the Trust
          substitution elimination
          of underlying securities
     (d)  Fundamental policy not                  *
          otherwise covered

53.       Tax status of trust                     Taxation


VIII.  Financial and Statistical Information

54.  Fund's securities during last                Financial Statements
     ten years

55.  Certain information regarding                *
     periodic payment certificates

56.  Certain information regarding                *
     periodic payment certificates

57.  Certain information regarding                *
     periodic payment certificates

58.  Certain information regarding                *
     periodic payment certificates

59.  Financial statements                         Financial Statements
     (Instruction 1(c) Form S-6)

                          PROSPECTUS DATED MAY 1, 1998

                           LEXINGTON CORPORATE LEADERS
                                   TRUST FUND
                             PARK 80 WEST, PLAZA TWO
                         SADDLE BROOK, NEW JERSEY 07663
                                Shareholder Services: 1-800-526-0056
            Institutional/Financial Adviser Services: 1-800-367-9160
                         24 Hour Account Information: 1-800-526-0052


--------------------------------------------------------------------------------
         Lexington  Corporate Leaders Trust Fund (the "Trust") was created in 1935 with the objective of seeking long term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of American blue chip corporations.
     See "Description of the Trust" on page 2. Currently, the Trust is invested in twenty-six such corporations including Eastman Kodak,
     General   Electric,   Mobil,   Sears  Roebuck  and  Travelers  Group.
     Investments in these corporations, while having potential for long term capital growth and income, may be considered conservative investments. The value of participations of the Trust will fluctuate with the market value of the underlying portfolio securities.

         The minimum initial purchase requirement is $1,000 and additional investments must be at least $50. Participations are sold without a sales or redemption charge.
--------------------------------------------------------------------------------

Sponsor:                                  Trustee:

Lexington Management Corporation          State Street Bank and Trust Company
Park 80 West, Plaza Two                   Mutual Fund Services Area
Saddle Brook, New Jersey 07663            Lexington Corporate Leaders Trust Fund
                                          225 Franklin Street
Distributor:                              Boston, Massachusetts 02110
Lexington Funds Distributor, Inc.
Park 80 West, Plaza Two
Saddle Brook, New Jersey 07663

     Participations are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in the Trust involves investment risks, including the possible loss of principal, and their value and return will fluctuate.

--------------------------------------------------------------------------------
     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR  HAS  THE  SECURITIES  AND  EXCHANGE   COMMISSION  OR  ANY  STATE
     SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
              READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                                   HIGHLIGHTS
THE TRUST AND ITS OBJECTIVE

     THE TRUST WAS CREATED IN 1935 WITH THE OBJECTIVE OF SEEKING LONG TERM CAPITAL GROWTH AND INCOME THROUGH INVESTMENT IN AN EQUAL NUMBER OF SHARES OF COMMON STOCK OF A FIXED LIST OF AMERICAN BLUE CHIP CORPORATIONS. CURRENTLY THE TRUST IS INVESTED IN TWENTY-SIX SUCH CORPORATIONS. THERE CAN BE NO ASSURANCE THAT THE TRUST'S OBJECTIVE WILL BE ACHIEVED. SEE "DESCRIPTION OF THE TRUST" HEREIN.


PUBLIC OFFERING PRICE
     The initial purchase requirement for an investment in the Trust is $1,000 and additional investments must be at least $50. Investors receive a fractional undivided interest in and ownership of the Trust Fund and Distributive Fund described below which is called a participation. Participations are offered at a price equal to the net asset value next determined after an order is received.

SPECIAL CONSIDERATIONS
     The value of a participation fluctuates with the market value of the underlying portfolio securities of the Trust. The dividend income, if any, from the portfolio securities is subject to fluctuation which in turn will affect the amounts of distributions made to participants. An investor in the Trust has no assurance against loss in a declining market, and redemption at a time when the market value of the participations is less than their cost will result in a loss to the investor.

 SEMI-ANNUAL DISTRIBUTIONS
     Semi-annual  distributions  on  June  30  and  December  31  of  each  year
(Distribution Date) will be reinvested at net asset value in additional participations of the Trust unless the participant notifies the Trustee to pay such distributions in cash.

TAXATION
     For Federal income tax purposes, (1) the Trust will be treated as a fixed investment trust and will not be subject to Federal income tax, (2) each participant will be treated as the owner of his pro rata portion of the common stock of the corporations held by the Trust, (3) each participant will be required to include in his gross income his pro rata portion of the dividends and interest received by the Trust (including the amounts of such dividends and interest that are not distributed to participants but are used to pay the fees and expenses of the Trust), at the time such dividends and interest are received by the Trust, not at the later time such dividends and interests are distributed to participants or reinvested in additional participations, and (4) each individual participant who itemizes deductions may deduct his pro rata portion of the fees and expenses of the Trust only to the extent such amount, together with his other miscellaneous itemized deductions, exceeds 2% of his adjusted gross income. See "Taxation" herein.

THE INDENTURE
     The Amended and Restated Indenture is effective as of November 14, 1989, as amended on April 23, 1993 (the "Indenture"). Both the Indenture and the Trust will terminate on November 30, 2100.


                            DESCRIPTION OF THE TRUST

     Corporate Leaders Trust Fund was created under New York Law by an Indenture dated November 18, 1935, as amended and supplemented, between Empire Trust Company (now The Bank of New York by merger) as Trustee, and Corporate Leaders of America, Inc., as Sponsor. On October 29, 1971, Corporate Leaders of America, Inc. was merged into Piedmont Capital Corporation, which designated Manlex Corporation as Sponsor of the Trust on March 25, 1981. On October 31, 1988 holders of Corporate Leaders Trust Fund Certificates Series B voted to approve an Amended and Restated Indenture which, among other things, designated Lexington Management Corporation, the parent company of Manlex Corporation, as Sponsor, and changed the name to Lexington Corporate Leaders Trust Fund (Federal I.D. #13-6061925). Holders of Corporate Leaders Trust Fund Certificates Series A continue to be governed by the initial Indenture. This Prospectus pertains solely to Lexington Corporate Leaders Trust Fund Certificates Series B (herein referred to as the "Trust"). All discussions herein of articles and sections of the Indenture refer to the Amended and Restated Indenture (the "Indenture").

     The Trust is comprised of a Trust Fund and a Distributive Fund. The Trust Fund is composed of stock units, each unit consisting of one share of common stock of each of the twenty-six corporations (except with respect to shares received from spin-offs of existing portfolio securities--see discussion below)and such cash as may be available for the purchase of stock units. Cash received on sales of participations, (excluding the portion thereof, if any, attributable to the value of, and therefore deposited in, the Distributive Fund) including distributions by the Trust which are reinvested in additional participations under the Distribution Reinvestment Program described herein, is held in the Trust Fund without interest until receipt of sufficient cash to purchase at least one hundred stock units. To the extent monies remain uninvested in the Trust, the Trustee will derive a benefit therefrom.

     All dividends and any other cash distributions received by the Trust with respect to the common stock held in the Trust Fund are deposited in the Distributive Fund. Any non-cash distributions received by the Trust with respect to the common stock held in the Trust Fund are sold by the Trustee and the proceeds of sale are deposited in the Distributive Fund. The Trustee may invest the funds deposited in the Distributive Fund in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or in repurchase agreements collateralized by such United States Government obligations, which mature prior, and as close as practicable, to the next Distribution Date. The interest earned on such investments is also deposited in the Distributive Fund. Fees and expenses of the Trust are paid from the Distributive Fund. The Trustee may from time to time set aside out of the Distributive Fund a reserve for payments of taxes or other governmental charges.

     On each Distribution Date, the Trustee uses the money in the Distributive Fund to purchase additional participations for participants under the Distribution Reinvestment Program described herein, unless the participant has elected to receive his distribution in cash.

     In the event of the merger, consolidation, re-capitalization or readjustment of the issuer of any portfolio security with any other corporation, the Sponsor may instruct the Trustee, in writing, to accept or reject such offer or take such other action as the Sponsor may deem proper. Any securities received in exchange shall be held by the Portfolio and shall be subject to the terms and conditions of the Amended and Restated Indenture to the same extent as the securities originally held in the Portfolio. Securities received pursuant to an exchange may result in the Trust holding fewer shares than originally held in the Portfolio security. Each stock unit issued after the effective date of such an exchange will include one share of the corporation received on exchange.

     The Trust will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Trust will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Trust may be delayed or limited and the Trust may incur additional costs. In such case the Trust will be subject to risks associated with changes in the market value of the collateral securities.

     The Trust is invested generally in an equal number of shares of the common stock of a fixed list of twenty-six American corporations. The Trust's holding in Gallaher Group Plc, a United Kingdom company traded on the New York Stock Exchange is a result of its spinoff from Fortune Brands, Inc., a portfolio security. The Trust's portfolio investments are not managed and are expected to remain fixed. Of the securities held on December 31, 1997, 15.4% were in consumer products, 16.2% were in international oil companies and 7.9% were in chemical and fertilizer companies. A complete list of the securities is contained in the financial statements included herein. The value of a participation in the Trust fluctuates with the market value of the underlying common stock held by the Trust. The dividend income, if any, from the common stocks is subject to fluctuation, which, in turn will affect the amounts of distributions made to participants.

     The Sponsor may direct the Trustee to sell the shares of common stock of any of the twenty-six corporations if (i) the corporation has failed to declare or pay dividends on the common stock; (ii) a materially adverse legal proceeding has been instituted which affects the declaration or payment of dividends; (iii) a breach of covenant or warranty exists which may materially affect the payment of dividends; (iv) a default in payment of principal or income on any other outstanding securities of the corporation occurs which may affect the payment of dividends; or (v) the common stock ceased to be listed on the New York Stock Exchange and after fifteen days has not been reinstated. The proceeds of any such sale shall be deposited in the Distributive Fund.

                         SELECTED FINANCIAL INFORMATION

     The following table of selected financial information has been audited by McGladrey & Pullen, LLP independent certified public accountants, whose report thereon appears elsewhere in this prospectus.


Per participation operating performance                                                                             THIRTEEN
(for a participation outstanding                                                                                     MONTHS
throughout the period)                                         YEARS ENDED DECEMBER 31,                               ENDED
                                    -------------------------------------------------------------------------------  DECEMBER
                                     1997       1996    1995     1994     1993     1992     1991     1990     1989   31, 1988
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning year     $16.05    $13.74   $10.51   $12.78   $11.62   $11.52   $10.53   $13.68   $12.00   $10.93
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income               .27       .28      .28      .31      .33      .36      .39      .43      .46      .77
   Net realized and unrealized gain
      (loss) on investments           3.45      2.79     3.82     (.45)    1.71      .70     1.64     (.89)    3.18     2.27
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Total from investment operations      3.72      3.07     4.10     (.14)    2.04     1.06     2.03     (.46)    3.64     3.04
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Less distributions:
  Dividends from net investment
      income                          (.28)    (.28)     (.28)    (.32)    (.33)    (.35)    (.40)    (.43)    (.46)    (.82)
  Distributions from net realized
      gains                          (2.60)    (.28)     (.03)    (.90)    (.28)    (.35)    (.28)   (1.29)    (1.00)   (.58)
  Distributions from income and
      realized gains included in
      terminations                   (0.11)    (.02)     (.02)    (.01)      --     (.01)      --     (.01)     (.02)   (.02)
  Distributions from capital         (1.90)     (.18)    (.54)    (.90)    (.27)    (.25)    (.36)    (.96)    (.48)    (.55)
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
       Total distributions           (4.89)     (.76)    (.87)   (2.13)    (.88)    (.96)   (1.04)   (2.69)   (1.96)   (1.97)
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Change in net asset value for
    the year                         (1.17)     2.31     3.23    (2.27)    1.16      .10      .99    (3.15)    1.68     1.07
                                    ------     ------  ------   ------   ------   ------   ------   ------   ------   ------
Net asset value at end of year      $14.88    $16.05   $13.74   $10.51   $12.78   $11.62   $11.52   $10.53   $13.68   $12.00
                                    ======    ======   ======   ======   ======   ======   ======   ======   ======   ======
Total Return                         23.09%    22.43%   39.21%   (0.77%)  17.57%    9.63%   19.41%   (4.20%)  30.34%   28.21%
Ratio/Supplemental Data
Net Assets, end of year (000)     $525,699  $392,295 $256,427 $156,286 $147,181 $105,712  $98,104  $85,961  $94,379  $77,868
Ratios to average net asset of:
  Expenses                            .62%      .63%     .58%     .62%     .57%     .60%     .67%     .67%     .72%    .26%*
  Net investment income              1.76%     2.05%    2.57%    2.84%    2.78%    3.16%    3.46%    3.57%    3.34%   5.88%*
*Annualized



                         HOW TO PURCHASE PARTICIPATIONS

INITIAL INVESTMENT--MINIMUM $1,000. BY MAIL: Send a check payable to Lexington Corporate Leaders Trust Fund, along with a completed New Account Application to State Street Bank and Trust Company (the "Agent"). To transmit funds by wire, contact the Trust at 1-800-526-0056.

SUBSEQUENT INVESTMENTS--MINIMUM $50. BY MAIL: Send a check payable to Lexington Corporate Leaders Trust Fund, to the Agent, accompanied by either the detachable form which is part of the confirmation of a prior transaction or a letter indicating the dollar amount of the investment and identifying the Trust, account number and registration. The Fund does not accept third party checks or cash investments. Third party checks are defined as checks made payable to someone other than the Fund. Checks must be in U.S. dollars, and to avoid fees and delays, drawn only on banks located in the U.S.

BROKER-DEALERS: You may invest in participations of the Trust through broker-dealers who are members of the National Association of Securities Dealers, Inc., and other financial institutions and who have selling agreements with Lexington Funds Distributor, Inc. Broker-dealers and financial institutions who process such purchase and sale transactions for their customers may charge a transaction fee for these services. The fee may be avoided by purchasing participations directly from the Trust.

THE OPEN ACCOUNT: By investing in the Trust, a shareholder appoints the Agent, as his agent, to establish an open account to which all participations purchased, including additional participations purchased under the Distribution Reinvestment Program, will be credited.

Participation certificates will be issued for full participations only when requested in writing. Unless payment for participations is made by certified or cashier's check or federal funds wire, certificates will not be issued for 30 days. In order to facilitate redemptions and transfers, most participation holders elect not to receive certificates.

     After an Open Account is established, payments can be provided for by "Lex-O-Matic" or other authorized automatic bank check program accounts (checks drawn on the investor's bank periodically for investment in the Trust).
     Automatic Investing Plan with "Lex-O-Matic". A shareholder may arrange to make additional purchases of shares automatically on a monthly or quarterly basis. The investments of $50 or more are automatically deducted from a checking account on or about the 15th day of each month. The institution must be an Automated Clearing House (ACH) member. Should an order to purchase shares of a fund be CANCELLED because your automated transfer does not clear, you will be responsible for any resulting loss incurred by that fund. The shareholder reserves the right to discontinue the Lex-O-Matic program provided written notice is given ten days prior to the scheduled investment date. Further information regarding this service can be obtained from Lexington by calling 1-800-526-0056.
     On payroll deduction accounts administered by an employer and on payments into qualified pension or profit sharing plans and other continuing purchase programs, there are no minimum purchase requirements.

TERMS OF OFFERING: If an order to purchase participations is cancelled because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Trust. To recover any such loss the Trust reserves the right to redeem participations owned by the purchaser, and may prohibit or restrict the purchaser in placing future orders in any of the Lexington Funds.
     The Trust reserves the right to reject any order, and to waive or lower the investment minimums with respect to any person or class of persons, including participation holders of the Trust's special investment programs. An order to purchase participations is not binding on the Trust until it has been confirmed by the Agent.

SHAREHOLDER SERVICING AGENTS: The Trust may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account status, account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Trust; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and provide such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Trust represented by participations owned during the period for which payment is made. LMC, at no cost to the Trust, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.


ACCOUNT STATEMENTS: The agent will send participation holders either purchasing or redeeming participations of the Trust, a confirmation of the transaction indicating the date the purchase or redemption was accepted, the number of participations purchased or redeemed, the purchase or redemption price per participation, and the amount purchased or redemption proceeds. A statement is also sent to participation holders whenever a distribution is paid, or when a change in the registration, address, or dividend option occurs. PARTICIPATION HOLDERS ARE URGED TO RETAIN THEIR ACCOUNT STATEMENTS FOR TAX PURPOSES.

                          HOW TO REDEEM PARTICIPATIONS

BY MAIL: Send to the Agent (see the back cover of this prospectus for the Agent's address): (1) a written request for redemption, signed by each registered owner exactly as the participations are registered including the name of the Trust, account number and exact registration; (2) participation certificates for any participations to be redeemed which are held by the participation holder; (3) signature guarantees, when required, and (4) the additional documents required for redemptions by corporations, executors, administrators, trustees, and guardians. REDEMPTIONS BY MAIL WILL NOT BECOME EFFECTIVE UNTIL ALL DOCUMENTS IN PROPER FORM HAVE BEEN RECEIVED BY THE AGENT. IF A PARTICIPATION HOLDER HAS ANY QUESTIONS REGARDING THE REQUIREMENTS FOR REDEEMING PARTICIPATIONS, HE SHOULD CALL THE TRUST AT THE TOLL FREE NUMBER ON THE BACK COVER PRIOR TO SUBMITTING A REDEMPTION REQUEST. If a redemption request is sent to the Trust in New Jersey, it will be forwarded to the Agent and the effective date of redemption will be the date received by the Agent.

     Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all checks in payment for the participations to be redeemed have been cleared. The Transfer Agent will restrict the mailing of redemption proceeds to a participation holder's address of record within 30 days of such address being changed unless the participation holder provides a signature guaranteed letter of instruction.

BY TELEPHONE: TO ESTABLISH THIS PRIVILEGE ON YOUR ACCOUNT, PLEASE CALL OUR SHAREHOLDER SERVICES DEPARTMENT AT 1-800-526-0056 BETWEEN 9:00 A.M. AND 5:00 P.M. EASTERN TIME AND REQUEST A TELEPHONE AUTHORIZATION FORM.

     Shareholders redeeming at least $1,000 worth of shares (for which certificates have not been issued) may effect a telephone redemption by calling our Shareholder Services Department at 1-800-526-0056 Monday - Friday between 9:00 a.m. and 4:00 p.m. Eastern Time. A telephone redemption in good order will be processed at the net asset value of the Trust next determined. There is a maximum telephone redemption limit of $100,000.

     The redemption proceeds will be made payable to the registered shareholder(s) and forwarded to the address of record. The Transfer Agent will restrict the mailing of telephone redemption proceeds to a participation holder's address of record within 30 days of such address being changed, unless the participation holder provides a signature guaranteed letter of instruction (See "Telephone Exchange/Redemption Provisions").

SIGNATURE GUARANTEE: Signature guarantees are required in connection with (a) redemptions by mail involving $25,000 or more; (b) all redemptions by mail, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owners; (c) changes in instructions as to where the proceeds of redemptions are to be sent, and (d) participation transfer requests.

     The Agent requires that the guarantor be either a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

     With respect to redemption requests submitted by mail, the signature guarantees must appear either: (a) on the written request for redemption, (b) on a separate instrument of assignment ("stock power") specifying the total number of participations to be redeemed, or (c) on all participation certificates tendered for redemption and, if participations held by the Agent are also being redeemed, on the letter or stock power.

REDEMPTION PRICE: The redemption price will be the net asset value per participation of the Trust next determined after receipt by the Agent of a redemption request in proper form.

     The redemption price per participation is computed on (i) any Trust business day, which is each day on which the New York Stock Exchange, the Federal Reserve Bank of New York and the Trustee are open for business and on such other days as there is sufficient trading in the Trust's securities to materially affect net asset value per participation except for certain national holidays. The calculation is made by (a) adding: (i) the aggregate value of the portfolio securities; (ii) available cash; (iii) amounts in the Distributive Fund, including dividends on the portfolio securities and interest on the investment of monies in the Distributive Fund; and (iv) any other assets of the Trust and (b) deducting: (i) taxes and other governmental charges; (ii) fees and expenses of the Trust; (iii) cash allocated for distribution to participants of record as of a date prior to the evaluation; and (iv) any other liabilities of the Trust.

     Participations will be redeemed in cash from the Trust Fund and the Distributive Fund at a price equal to the next determined participation value following receipt of an appropriate request multiplied by the number of participations being redeemed and subject to payment by the participant of any tax or other governmental charge. If there is insufficient cash in the Trust Fund to pay the portion of the redemption price attributable thereto, the Trustee shall sell stock units. Sales of such securities will be at the best price obtainable subject to any minimum value limitations on sales specified by the Sponsor.

     A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the mean between the current bid and asked price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked price. Short-term securities having maturity of 60 days or less are valued at cost, when it is determined by the Trustee that amortized cost reflects the fair value of such securities. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Trustee.

    The right of redemption may be suspended (a) for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission ("SEC") determines that trading on the Exchange is restricted, (b) when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of participants. Due to the proportionately high cost of maintaining smaller accounts, the Trust reserves the right to redeem all participations in an account with a value of less than $500 other than as a result of a change in net asset value and mail the proceeds to the participant. Participants will be notified before these redemptions are to be made and will have thirty (30) days to make an additional investment to bring their accounts up to the required minimum.

                              SHAREHOLDER SERVICES

TRANSFER
     Participations may be transferred to another owner. A signature guarantee of the registered participant is required on the letter of instruction or other instrument of assignment.

SYSTEMATIC WITHDRAWAL PLAN
     Participants may elect to withdraw cash in fixed amounts from their accounts at regular intervals. The minimum investment to establish a Systematic Withdrawal Plan is $10,000. If the proceeds are to be mailed to someone other
than  the   registered   owner,  a  signature   guarantee  is  required.


GROUP SUB-ACCOUNTING: To minimize recordkeeping by fiduciaries, corporations and certain other investors, the minimum initial investment may be waived.

                               EXCHANGE PRIVILEGE

     Participations may be exchanged for shares of the following funds managed by the Sponsor, Lexington Management Corporation, (the "Lexington Funds") on the basis of relative net asset value per share at the time of the exchange. In the event shares of one or more of these funds being exchanged by a single investor have a value in excess of $500,000, participations may not be purchased until the third business day following the redemption of the shares being exchanged in order to enable the redeeming fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption to the Trust. EXCHANGES MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.

     The Lexington Funds currently available for exchange are:

LEXINGTON  WORLDWIDE  EMERGING  MARKETS  FUND, INC. (NASDAQ SYMBOL: LEXGX)/Seeks
             long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON  INTERNATIONAL  FUND, INC.* (NASDAQ  SYMBOL:  LEXIX)/Seeks  long  term growth of capital through investment in common stocks of companies domiciled in foreign countries.


LEXINGTON  GLOBAL  CORPORATE  LEADERS  FUND,  INC.* (NASDAQ  SYMBOL:LXGLX)/Seeks
             long-term growth of capital primarily through investment in common stocks of blue chip companies domiciled in foreign countries and the United States that represent corporate leaders in their respective industries.

LEXINGTON CROSBY  SMALL  CAP ASIA GROWTH  FUND, INC.* (NASDAQSYMBOL:LXCAX)/Seeks
             long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON TROIKA  DIALOG   RUSSIA   FUND,   INC.*   (NASDAQSYMBOL: LEXTRX)/Seeks
             long-term capital appreciation through investment primarily in the equity securities of Russian companies. The Fund has a $5,000 MINIMUM INVESTMENT.

LEXINGTON RAMIREZ  GLOBAL  INCOME  FUND*  (NASDAQ  SYMBOL:  LEBDX)/Seeks   high
             current  income  by  investing  in a  combination  of  foreign  and
             domestic   high-yield,   lower  rated  debt   securities.   Capital
             appreciation is a secondary objective.

LEXINGTON GOLDFUND,  INC.* (NASDAQ  SYMBOL:  LEXMX)/Seeks  capital  appreciation and such hedge against loss of buying power as may be obtained through investment in gold bullion and equity securities of companies engaged in mining or processing gold throughout the world.

LEXINGTON SMALLCAP  FUND,  INC.*  (NASDAQSYMBOL:LESVX)/Seeks  long-term  capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CORPORATE  LEADERS  TRUST FUND  (NASDAQ SYMBOL: LEXCX)/Seeks long-term capital growth and income through investment in an equal number of shares of the common stocks of a fixed list of American blue chip corporations.

LEXINGTON GROWTH AND INCOME  FUND, INC. (NASDAQ SYMBOL:  LEXRX)/Seeks  long-term capital appreciation through investments in stocks of large, ably managed and well financed companies. Income is a secondary objective.

LEXINGTON CONVERTIBLE   SECURITIES   FUND* (NASDAQ  SYMBOL:  CNCVX)/Seeks  total
             return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA  INCOME  FUND, INC. (NASDAQ SYMBOL: LEXNX)/Seeks  a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA Certificates.

LEXINGTON MONEY  MARKET TRUST  (NASDAQ  SYMBOL:  LMMXX)/Seeks  a  high  level of current income consistent with preservation of capital and liquidity through investments in interest bearing short term money market instruments.

     *These Funds are not available for exchange until exemptive relief is received from the SEC.

     The Exchange Privilege enables a participant to acquire another Lexington Fund with a different investment objective when the participant believes that a shift between funds is an appropriate investment decision. Participants contemplating an exchange should obtain and review the prospectus of the Fund to be acquired. If an exchange involves investing in a Lexington Fund not already owned and a new account has to be established, the dollar amount exchanged must meet the minimum initial investment of the Fund being purchased. If, however, an account already exists in the Fund being bought, there is a $500 minimum exchange required. Participants must provide the account number of the existing account. Any exchange between Funds is, in effect, a redemption in one Fund and a purchase in the other Fund. Participants should consider the possible tax effects of an exchange.


TELEPHONE EXCHANGE/REDEMPTION PROVISIONS

     Exchange or redemption instructions may be given in writing or by telephone. TELEPHONE EXCHANGES/REDEMPTIONS MAY ONLY BE MADE IF A TELEPHONE AUTHORIZATION FORM HAS BEEN PREVIOUSLY EXECUTED AND FILED WITH THE SPONSOR. Telephone exchanges/ redemptions are permitted only after a minimum of seven (7) days have elapsed from the date of a previous exchange/ redemption. EXCHANGES/REDEMPTIONS MAY NOT BE MADE UNTIL ALL CHECKS IN PAYMENT FOR PARTICIPATIONS TO BE EXCHANGED HAVE BEEN CLEARED.

     Telephonic exchanges/redemptions can only involve participants registered on the books of the Trustee; participations held in certificate form cannot be included. However, outstanding certificates can be returned to the Trustee and qualify for these services. Any new account established with the same registration will also have the privileges of exchange/redemption by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the participations were transferred and will also have the privilege of exchange by telephone in the Lexington Funds in which these services are available.

     By checking the box on the Purchase Application authorizing telephone exchange and/or telephone redemption services, a participant constitutes and appoints Lexington Funds Distributor, Inc. ("LFD"), distributor of the Lexington Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Trustee in account(s) designated, or in any other account with the Lexington Funds, present or future which has the identical registration with full power of substitution in the premises and authorizes and directs LFD to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Lexington Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the shares being redeemed, and agrees that neither LFD, the Trustee, the Trust or the Lexington Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. LFD, the Agent and the Fund, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The following identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all exchange transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Fund. LFD reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days' written notice to the address of record. If the participant is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc., is duly organized and existing and has the power to take action called for by this continuing authorization.

     Exchange   Authorization   Forms,   telephone   authorization   forms   and
prospectuses of the other Lexington Funds may be obtained from LFD.

     LFD has made arrangements with certain dealers to accept instructions by telephone to exchange participations for shares of one of the other Lexington Funds at net asset value as described above. Under this procedure, the dealer must agree to indemnify LFD and the Lexington Funds from any loss or liability that any of them might incur as a result of the acceptance of such telephone exchange orders. A properly signed exchange application must be received by the Distributor within five (5) days of the exchange request. In each such exchange, the registration of the shares of the Fund being acquired must be identical to the registration of the participations of the Fund being exchanged. Participations in certificate form are not eligible for this type of exchange. LFD reserves the right to reject any telephone exchange request. Any telephone exchange orders so rejected may be processed by mail.

TAX SHELTERED RETIREMENT PLANS

     The Trust offers a Prototype Pension and Profit Sharing Plan, including a Keogh Plan, IRA's, SEP-IRA Rollover Accounts, 401(k) Salary Reduction Plans,
Section 457 Deferred Compensation Plans and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of the Sponsor. For further information, call 1-800-526-0056.

DISTRIBUTION REINVESTMENT PROGRAM

     On June 30 and  December  31 of each  year,  the  Distribution  Dates,  the
Trustee will compute to at least two decimal places the amount of the semi-annual distribution per participation for participants of record, and shall use such distributions to purchase additional participations unless the Trustee has been instructed by the participant, in writing, prior to the Distribution Date to pay such distributions in cash.

                                   TAX MATTERS

     The Trust is treated as a fixed investment trust under the Internal Revenue Code of 1986, as amended (the "Code"), and not an association taxable as a corporation. The Trust is also treated as a grantor trust under the Code. As a result, the Trust will not be subject to Federal income taxes. In addition, for Federal income tax purposes, each participant is treated as the owner of his pro rata portion (i.e., the ratio of the number of participations owned by the participant to the total number of participations outstanding) of (i) the common stock of each corporation and any cash held in the Trust Fund and (ii) the securities and cash held in the Distributive Fund.

     Each participant is treated as receiving his pro rata portion of dividends and any other distributions received by the Trust on the common stock of the corporations held in the Trust Fund and interest received by the Trust from the investment of such dividends (and any other amounts) deposited in the Distributive Fund. Each participant shall include in gross income his pro rata portion of such dividends and interest when such dividends and interest are received by the Trust (or, in the case of an accrual basis participant, as such interest accrues), regardless of when such dividends and interest are distributed by the Trust to participants (or reinvested in additional participations) and regardless of the fact that a portion of such dividends and interest are not distributed to participants (or reinvested in additional participations) but rather are used to pay the fees and expenses of the Trust.

     A corporate participant will generally be entitled to the 70% dividends-received deduction with respect to the dividends so included in its gross income, subject to various limitations and restrictions imposed by the Code. A corporate participant will also be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust. An individual participant who itemizes deductions will be entitled to a deduction for his pro rata portion of fees and expenses paid by the Trust only to the extent that such amount, together with the participant's other miscellaneous itemized deductions, exceeds 2% of the participant's adjusted gross income. Further, certain itemized deductions of an individual participant (including any portion of the miscellaneous itemized deductions which exceeds the 2% floor, state and local income and property taxes, home mortgage interest, and charitable contributions) will be reduced (but not by more than 80% thereof) by 3% of the participant's adjusted gross income in excess of $111,800 (for 1994, adjusted for inflation thereafter).

     The purchase price paid by a participant for his participations (excluding any portion thereof attributable to, and to be deposited in, the Distributive
Fund) shall be allocated (based upon relative fair market values) among the participant's pro rata portion of the common stock of each corporation and any cash held in the Trust Fund, in order to determine his tax basis in his pro rata portion of the common stock of each corporation. If the common stock of any of the corporations held in the Trust Fund is sold by the Trust, each participant will be considered to have sold his pro rata portion of the common stock of that corporation and will be considered to have received his pro rata portion of the sale proceeds received by the Trust. If a participant redeems his participations, he will be considered to have sold his pro rata portion of the common stock of each corporation. The redemption price received by the participant (excluding any portion thereof attributable to, and paid out of, the Distributive Fund) shall be allocated (based upon relative fair market values) among his pro rata portion of the common stock of each corporation and any cash held in the Trust Fund. If a participant is considered to have sold his pro rata portion of the common stock of any corporation, he will recognize a capital gain or loss equal to the difference between the amount he is considered to have received with respect thereto and his tax basis therein. Any such capital gain or loss generally will be long-term capital gain or loss if the participant held his participations for more than one year.

     Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Trust. In order to avoid this back-up withholding, a shareholder must provide the Trust with a correct taxpayer identification number (which for most individuals is their Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to back-up withholding. The new account application included with this Prospectus provides for shareholder compliance with these certification requirements.

     Information concerning the Federal income tax status of distributions will be mailed to participants annually. Prospective participants are urged to consult their own tax advisers as to the tax consequences of an investment in the Trust.

                                INVESTMENT RETURN

     The Trust may, from time to time, include total return information in advertisements and reports to shareholders. The average annual total return of the Trust for the 1, 5 and 10 years ended December 31, 1997 is set forth in the following table:

                                                       AVERAGE ANNUAL
                   PERIOD                               TOTAL RETURN
                   ------                              --------------
       1 year ended December 31, 1997                      +23.09%
       5 years ended December 31, 1997                     +19.61%
      10 years ended December 31, 1997                     +17.09%

     This performance is calculated pursuant to the formula P(1+T)n = ERV (where P = a hypothetical investment of $1,000; T = the average annual total return; n = the number of years and ERV = the ending redeemable value of the hypothetical $1,000 investment). The computation reflects the reinvestment of all dividends and distributions reinvested on participations acquired with the original hypothetical $1,000 investment. Past results are not necessarily representative of future results.

     Comparative performance information may be used from time to time in advertising or marketing of the Trust's participations, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average Index and Standard & Poor's 500 Composite Stock Index. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

                            AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of participants (i) to cure any ambiguity or to correct or supplement any provision contained herein which may be defective or inconsistent; (ii) to change any provision as may be required by the SEC or any successor governmental agency; or
(iii) to make any other provisions which do not adversely affect the interest of participants. The Indenture may be amended by the Sponsor and the Trustee with the consent of a majority of the participations entitled to vote.

     The Trust and Indenture will terminate on November 30, 2100 upon the sale or disposition of the last portfolio security of the Trust unless terminated sooner by written instrument executed by the Sponsor and consented to by participants owning 51% of the then outstanding participations. The Trustee will deliver written notice of any termination to each participant specifying the times at which the participants may surrender their certificates for cancellation. Within a reasonable period of time after the termination, the Trustee will distribute to each participant registered on the Trustee's books in uncertificated form, and to each other participant upon surrender for cancellation of his certificate, after deducting all unpaid expenses, fees, taxes and other governmental charges, the participant's interest in the Distributive Fund (into which had been deposited the proceeds from the sale of the portfolio securities) and furnish to each participant a final account statement.

          RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY OF SPONSOR

SPONSOR
     The Sponsor may resign upon written notice to the Trustee. The resignation will not become effective unless the Trustee shall have appointed a successor sponsor to assume, with such compensation as the Trustee may deem desirable, the duties of the resigning Sponsor. If the Sponsor fails to perform its duties for 30 days after notice from the Trustee, or becomes incapable of acting or becomes bankrupt or its affairs are taken over by a public official, then the Sponsor will be automatically discharged. The Sponsor shall be under no liability to the Trust or to the participants for taking any action or for refraining from taking any action in good faith or for errors in judgment or for depreciation or loss incurred by reason of the purchase or sale of any portfolio security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

 TRUSTEE
     The Trustee may resign upon written notice to the Sponsor and by mailing a copy of such notice to all participants of record not less than sixty days prior to the effective date of their resignation. The Sponsor shall then use its best efforts to promptly appoint a successor trustee, and if upon resignation of the Trustee no successor has been appointed within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If, after such an application by the Trustee is made to a court of competent jurisdiction (after November 30, 2015) and the court is unable to appoint a successor trustee, then no earlier than six months after the date of such application, the Trustee may notify each participant and the Sponsor that the Trust shall terminate on a day no earlier than six months from the date of such notice unless a successor trustee is appointed. If the Trustee fails to perform its duties or becomes incapable of acting or becomes bankrupt or a public official takes over its affairs, the Sponsor may remove the Trustee and appoint a successor trustee by written notice to the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies or portfolio securities. This provision shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee will not be responsible for the misconduct of any of its agents, attorneys or accountants if they were selected with reasonable care.

                                  MISCELLANEOUS

TRUSTEE

     The Trustee is State Street Bank and Trust Company (Federal I.D. #04-1867445), a trust company incorporated under the laws of Massachusetts and subject to regulation by the Federal Deposit Insurance Corporation and the Commissioner of Banks of Massachusetts. Its principal office is at 225 Franklin Street, Boston, Massachusetts 02110. The Trustee receives a fee of $10,000 per year for its services as set forth in the Indenture and is reimbursed for all of its disbursements relating to the Trust. In addition, the Trustee receives fees for acting as Custodian and Transfer Agent and for providing portfolio, tax accounting and recordkeeping services. During the year ended December 31, 1997, aggregate fees received by the Trustee were $138,013.


SPONSOR

     The Sponsor, Lexington Management Corporation (Federal l.D. #22-1891864), a Delaware corporation, serves as investment adviser and sponsor to 18 registered investment companies and to private and institutional investment accounts. The Sponsor is responsible for performing certain administrative services for the Trust including shareholder servicing, answering inquiries, blue sky compliance and accounting. For performing such administrative services the Sponsor receives an annual fee of .40% of the Trust's average daily net assets. For the year ended December 31, 1997, the Sponsor received fees of $1,948,212.

     The Sponsor is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.

     The principal officers and the directors of the Sponsor and their principal occupations during the past five years are as follows:

*Robert M. DeMichele        Chairman  and  Chief  Executive  Officer,  Lexington
                            Management  Corporation;   President  and  Director,
                            Lexington Global Asset Managers,  Inc.; Chairman and
                            Chief    Executive    Officer,    Lexington    Funds
                            Distributor,  Inc.;  Chairman  of the Board,  Market
                            Systems  Research,  Inc. and Market Systems Research
                            Advisors, Inc.; Director,  Chartwell Re Corporation,
                            Claredon National Insurance Company, The Navigator's
                            Group, Inc., Unione Italiana  Reinsurance,  Vanguard
                            Cellular   Systems,   Inc.  and  Weeden  &Co.;  Vice
                            Chairman of the Board of Trustees, UnionCollege and Trustee, SmithRichardson Foundation.

*Richard M. Hisey           Chief  Financial  Officer,   Managing  Director  and
                            Director,  Lexington Management  Corporation;  Chief
                            Financial  Officer,  Vice  President  and  Director,
                            Lexington Funds  Distributor,  Inc.; Chief Financial
                            Officer,  Market Systems  Research  Advisors,  Inc.;
                            Executive   Vice   President  and  Chief   Financial
                            Officer, Lexington Global Asset Managers, Inc.

*Lawrence Kantor            Executive  Vice  President,  Managing  Director  and
                            Director  of   Lexington   Management   Corporation;
                            Executive  Vice  President and  Director,  Lexington
                            Funds Distributor, Inc.; Executive Vice President and General Manager--Mutual Funds, Lexington Global
                            Asset Managers, Inc.

Stuart S. Richardson        Director,    Lexington    Management    Corporation;
                            Chairman,  Lexington Global Asset Man- agers,  Inc.;
                            Vice Chairman, Vanguard Cellular Systems, Inc. Prior to January 1986, Chairman, Richardson-Vicks, Inc.

*Lisa  Curcio               Senior  Vice  President  and  Secretary,   Lexington
                            Management    Corporation;    Vice   President   and
                            Secretary,   Lexington  Funds   Distributor,   Inc.;
                            Secretary, Lexington Global Asset Managers, Inc.

     During its last fiscal year ended December 31, 1997, the Sponsor paid all its salaried officers a total of $5,727,762.

DISTRIBUTOR
     State Street Bank and Trust Company has appointed Lexington Funds Distributor, Inc., a registered broker-dealer to act as distributor to the Trust. Lexington Funds Distributor, Inc. is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., and receives no compensation for its services.

LEGAL OPINION
     The legality of the participations has been passed upon by Kramer, Levin, Naftalis, & Frankel, 919 Third Avenue, New York, New York 10022, as counsel for the Trust.

AUDITORS
     Financial Statements have been examined by McGladrey & Pullen, LLP independent certified public accountants, as stated in their opinion appearing herein and has been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.


     THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENTS AND EXHIBITS
RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                                    * * * * *

     NO  PERSON  IS  AUTHORIZED  TO  GIVE  ANY   INFORMATION   OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE TRUSTEE OR THE SPONSOR. THE TRUST IS REGISTERED AS A UNIT INVESTMENT TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST HAS BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

                                    * * * * *

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.



----------
*Messrs. DeMichele, Hisey and Kantor and Ms. Curcio hold officer, director and/or trustee positions with some or all of the registered investment companies advised and/or distributed by Lexington Management Corporation and Lexington Funds Distributor, Inc.

     NONSTANDARD INVESTMENT RETURN IF YOU HAD INVESTED $10,000 56 YEARS AGO
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                WITH DIVIDENDS AND OTHER DISTRIBUTIONS REINVESTED

     The table below covers the period from March 16, 1941 to December 31, 1997. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

================================================================================
The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations Initiailly Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by holders on dividends and other distributions reinvested in additional participations.


The dollar amount of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941_None; 1942--None; 1943--None; 1944--$3; 1945--$450; 1946--None; 1947--$44; 1948--$338; 1949--None;
1950--$283;   1951--$796;   1952--$185;   1953--$10;   1954--$812;   1955--$474;
1956--$4,347;  1957--$48; 1958--$17; 1959--$3,032;  1960--$2,371;  1961--$2,118;
1962--$2,749; 1963--$735; 1964--$3.138;  1965--$9,035;  1966--$1,077; 1967--$48;
1968--$4.121;  1969--$102; 1970--$644; 1971--$1,862;  1972--$2,300;  1973--None;
1974--None;  1975--None;  1976--$5,071;  1977--$4,161;  1978--None;  1979--None;
1980--$5,182;    1981--$31,473;    1982--None;   1983--$18,602;    1984--$8,258;
1985--$39,496;   1986--$64,138;   1987--$69,182;  1988--$49,350;  1989--$99,410;
1990--$148,727;  1991--$39,773;  1992--$52,819;  1993--$46,262;  1994--$160,296;
1995--$7,696; 1996--$62,612; 1997--$664,104; Total $1,617,751.
================================================================================


                       CUMULATIVE
                         COST OF                               VALUE OF PARTICIPATIONS
                        PARTICI-                          PURCHASED
                         PATIONS                        THROUGH REIN-               PURCHASED
             AMOUNT OF  PURCHASED  CUMULATIVE           INVESTMENT OF                THROUGH
             DIVIDENDS   THROUGH     COST               DISTRIBUTIONS             REINVESTMENT               NUMBER
   YEAR     REINVESTED  REINVEST-  INCLUDING            FROM REALIZED                 OF            NET        OF
   ENDED       SEMI-     MENT OF  REINVESTED INITIALLY      GAINS                  DIVIDENDS       ASSET    PARTICI-
  DEC. 31    ANNUALLY   DIVIDENDS  DIVIDENDS ACQUIRED   (CUMULATIVE)   SUB-TOTAL (CUMULATIVE)      VALUE    PATIONS
---------------------------------------------------------------------------------------------------------------------------
   1941*         --           --   $ 10,000   $  8,799          --   $    8,799          --  $    8,799        566
   1942          --           --     10,000      9,613          --        9,613          --       9,613        584
   1943     $   190     $    190     10,190     10,809          --       10,809       $ 188      10,997        601
   1944         192          382     10,382     11,983   $       3       11,986         402      12,388        620
   1945         215          597     10,597     14,709         464       15,173         682      15,855        693
   1946         187          784     10,784     13,961         430       14,391         816      15,207        716
   1947         370        1,154     11,154     14,639         447       15,086       1,141      16,227        824
   1948         513        1,668     11,668     14,840         718       15,558       1,480      17,038        989
   1949         509        2,177     12,177     17,113         701       17,814       1,968      19,782      1,176
   1950         804        2,980     12,980     19,871         994       20,865       2,779      23,644      1,392
   1951       1,012        3,992     13,992     21,659       1,756       23,415       3,674      27,089      1,652
   1952       1,054        5,046     15,046     24,356       2,016       26,372       4,901      31,273      1,845
   1953       1,217        6,263     16,263     24,849       2,030       26,879       6,149      33,028      1,945
   1954       1,378        7,641     17,641     33,779       3,476       37,255       9,475      46,730      2,117
   1955       1,599        9,240     19,240     39,164       4,398       43,562      12,349      55,911      2,243
   1956       1,790       11,030     21,030     38,511       7,051       45,562      10,475      56,037      3,123
   1957       1,910       12,940     22,940     36,268       6,574       42,842      11,496      54,338      3,269
   1958       2,134       15,075     25,075     48,925       8,778       57,703      17,710      75,413      3,406
   1959       2,184       17,258     27,258     55,426      11,821       67,247      19,992      87,239      3,906
   1960       2,416       19,674     29,674     55,782      12,653       68,435      19,772      88,207      4,562
   1961       2,697       22,371     32,371     67,126      16,993       84,119      25,757     109,876      4,881
   1962       2,926       25,296     35,296     62,396      17,033       79,429      24,446     103,875      5,541
   1963       3,243       28,540     38,540     71,467      19,863       91,330      30,711     122,041      5,803
   1964       3,553       32,093     42,093     83,001      24,049      107,050      35,865     142,915      6,452
   1965       3,855       35,948     45,948     92,523      30,246      122,769      35,623     158,392      8,066
   1966       4,571       40,519     50,519     74,713      24,491       99,204      31,774     130,978      8,606
   1967       5,060       45,579     55,579     83,121      27,090      110,211      40,165     150,376      8,948
   1968       5,573       51,153     61,153     89,160      32,157      121,317      46,879     168,196      9,710
   1969       5,915       57,068     67,068     75,017      26,979      101,996      44,536     146,532     10,115
   1970       6,009       63,077     73,077     82,621      28,564      111,185      52,500     163,685     10,957
   1971       6,190       69,267     79,267     93,454      32,126      125,580      61,694     187,274     11,856
   1972       6,585       75,852     85,852    108,913      38,484      147,397      75,949     223,346     12,605
   1973       7,371       83,223     93,223     93,151      32,729      125,880      71,868     197,748     13,123
   1974       8,196       91,419    101,419     68,448      22,864       91,312      57,376     148,688     14,124
   1975       9,139      100,557    110,557     91,498      30,474      121,972      85,413     207,385     14,781
   1976       9,666      110,223    120,223    115,461      37,963      153,424     101,306     254,730     16,914
   1977      11,237      121,460    131,460    108,466      35,919      144,385      96,397     240,782     18,898
   1978      13,283      134,743    144,743    110,210      34,687      144,897     105,738     250,635     20,370
   1979      15,804      150,547    160,547    139,110      34,774      173,884     121,307     295,191     23,931
   1980      19,369      169,916    179,916    173,026      47,488      220,514     165,362     385,876     26,181
   1981      21,822      191,738    201,738    163,070      62,645      225,715     140,698     366,413      3,836
   1982      24,452      216,190    226,190    191,554      69,992      261,546     183,359     444,905     36,772
   1983      25,923      242,114    252,114    235,913      91,870      327,783     218,649     546,432     42,757
   1984      28,926      271,040    281,040    250,855      91,476      342,331     226,566     568,897     49,375
   1985      31,808      302,848    312,848    333,623     145,913      479,536     293,217     772,753     58,251
   1986      39,216      342,064    352,064    408,170     212,840      621,010     342,608     963,618     69,711
   1987      40,394      382,458    392,458    412,599     241,185      653,784     326,728     980,512     83,847
   1988      71,268      453,726    463,726    470,438     297,425      767,863     407,155   1,175,018     97,918
   1989      45,103      498,829    508,829    583,494     438,476    1,021,970     509,512   1,531,482    111,950
   1990      51,303      550,132    560,132    552,346     473,992    1,026,338     440,810   1,467,148    139,330
   1991      55,828      605,960    615,960    654,372     558,392    1,212,764     539,190   1,751,954    152,079
   1992      55,460      661,420    671,420    700,391     619,341    1,319,732     600,946   1,920,678    165,291
   1993      54,505      715,925    725,925    814,945     727,611    1,542,556     715,658   2,258,214    176,699
   1994      60,332      776,257    786,257    832,095     759,684    1,591,779     649,069   2,240,848    213,211
   1995      61,329      837,586    847,586  1,207,794     998,228    2,206,022     913,513   3,119,535    227,040
   1996      64,546      902,132    912,132  1,452,214   1,232,426    2,684,640   1,134,598   3,819,238    237,959
   1997      71,379      973,511    983,511  1,794,519   1,785,369    3,579,888   1,212,302   4,701,190    315,940
----------------------------------------------------------------------------------------------------------------------------

*FROM MARCH 16, 1941.
NOTE--DURING 1990 ALL SALES CHARGES WERE ELIMINATED. THE ABOVE TABLE REFLECTS THE CHANGE TO A "NO LOAD" STATUS AS IF IT WERE IN EFFECT FOR THE ENTIRE PERIOD SHOWN. THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE INTEREST INCOME FROM THE INVESTMENT OF AMOUNTS DEPOSITED IN THE DISTRIBUTIVE FUND.

                          INDEPENDENT AUDITOR'S REPORT

TO THE PARTICIPATION HOLDERS OF LEXINGTON CORPORATE LEADERS TRUST FUND
     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of December 31, 1997, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of December 31, 1997, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                             /s/McGlading & Pullen, LLP
                                             ----------------------------------
                                             McGlading & Pullen, LLP

New York, New York
January 9, 1998

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1997
----------------------------------------------------------------------

ASSETS
Investments at market quotations, common stocks
  (identified cost $355,379,763) ........................ $475,031,243
Cash and cash equivalents (substantially all
  of which was invested in additional units of
  common stocks on January 2 and 5, 1998) ...............   57,055,514
Receivable for investments sold .........................    2,018,860
Subscriptions receivable ................................    1,197,060
Receivable for accrued dividends and interest ...........      854,753
                                                          ------------
           Total assets .................................  536,157,430
                                                          ------------

LIABILITIES
Distribution payable ....................................    5,641,719
Payable for participations redeemed .....................    4,659,150
Accrued expenses ........................................      187,964
                                                          ------------
           Total liabilities ............................   10,488,833
                                                          ------------

NET ASSETS
Balance applicable to 35,331,178 participations
  outstanding (Note 6) .................................. $525,668,597
                                                          ============
Computation of public offering price:
  Net asset value, offering and redemption price
  per participation (net assets divided by
  participations outstanding) ...........................       $14.88
                                                                ======


See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Income:
    Dividends (Net of $45,320 foreign tax withheld) ............. $10,626,455
    Interest ....................................................     999,180
                                                                  -----------
      Total income .............................................. $11,625,635

EXPENSES:
    Sponsor's administrative fee (Note 4) .......................   1,948,212
    Professional fees ...........................................      65,633
    Trustee's fee (Note 4) ......................................       9,166
    Custody fees and other services (Note 4) ....................     128,847
    Transfer agent and shareholder servicing fees ...............     652,538
    Printing, mailing and sundry ................................     158,055
    Registration and filing fees ................................      70,945
                                                                  -----------
      Total expenses ............................................   3,033,396
                                                                  -----------
        Net investment income ...................................   8,592,239
                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from securities transactions ................  92,590,754
    Unrealized appreciation of investments
      for the period ............................................  (4,605,627)
                                                                  -----------
        Net gain on investments .................................  87,985,127
                                                                  -----------
  Net increase in net assets from operations .................... $96,577,366
                                                                  ===========


See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31,
                                                                     1997              1996
                                                                  -----------       -----------
INCOME AND DISTRIBUTABLE FUND:
    Additions:
      Net investment income ...................................  $  8,592,239      $  6,767,457
      Realized gains from sale of securities,
        other than sale of stock units ........................    78,524,385         6,395,874
                                                                 ------------      ------------
                                                                   87,116,624        13,163,331
                                                                 ------------      ------------
    Deductions:
      Paid on account of participations redeemed ..............     3,336,384           486,295
      Semi-annual distributions (Note 3(a))
           Paid in cash .......................................     8,469,406         1,849,390
           Reinvested, below ..................................    75,189,280        10,714,827
                                                                 ------------      ------------
                                                                   86,995,070        13,050,512
                                                                 ------------      ------------
    Net change in income and distributable fund ...............       121,554           112,819
                                                                 ------------      ------------

PRINCIPAL ACCOUNT:
    Additions:
      Payments received on sale of participations .............   180,924,862       167,449,209
      Semi-annual distributions reinvested, above .............    75,189,280        10,714,827
      Realized gains on sale of stock units ...................    14,066,369         5,941,906
      Unrealized depreciation of investments ..................    (4,605,627)       47,385,034
                                                                 ------------      ------------
                                                                  265,574,884       231,490,976
                                                                 ------------      ------------
    Deductions:
      Paid on account of participations redeemed ..............   126,965,570        95,197,345
      Semi-annual distributions of principal (Note 3(b)) ......     5,357,404           578,409
                                                                 ------------      ------------
                                                                  132,322,974        95,775,754
                                                                 ------------      ------------
      Net change in principal account .........................   133,251,910       135,715,222
                                                                 ------------      ------------

NET ASSETS AT BEGINNING OF PERIOD
      Income and distributable fund ...........................       545,233           432,414
      Principal account .......................................   391,749,900       256,034,678
                                                                 ------------       -----------
                                                                  392,295,133       256,467,092
                                                                 ------------       -----------

NET ASSETS AT END OF PERIOD
      Income and distributable fund ...........................       666,787           545,233
      Principal account .......................................   525,001,810       391,749,900
                                                                 ------------       -----------
                                                                 $525,668,597      $392,295,133
                                                                 ============       ===========


See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
STATEMENT OF INVESTMENTS DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                            NUMBER OF                             MARKET
SECURITIES                                                                   SHARES             COST               VALUE
------------------------                                                   ----------       ------------        ----------

CONSUMER PRODUCTS: (15.4%)
Eastman Kodak Co. ........................................................   366,500        $ 22,209,187     $  22,287,781
Fortune Brands, Inc. .....................................................   366,500          10,090,773        13,583,406
Gallaher Group Plc .......................................................   366,500           5,675,709         7,833.938
Procter & Gamble Co. .....................................................   366,500          21,070,117        29,251,281
                                                                                            ------------     ------------
                                                                                              59,045,786        72,956,406
                                                                                            ------------     ------------
OIL INTERNATIONAL: (16.2%)
Chevron Corp. ............................................................   366,500          20,184,397        28,220,500
Exxon Corp. ..............................................................   366,500          16,872,549        22,425,219
Mobil Corp. ..............................................................   366,500          22,112,168        26,456,719
                                                                                            ------------     ------------
                                                                                              59,169,114        77,102,438
                                                                                            ------------     ------------
CHEMICAL & FERTILIZERS: (7.9%)
DuPont (E.I.) de Nemours & Co., Inc. .....................................   366,500          16,769,630        22,012,906
Union Carbide Corp. ......................................................   366,500          12,102,616        15,736,594
                                                                                            ------------     ------------
                                                                                              28,872,246        37,749,500
                                                                                            ------------     ------------
ELECTRICAL EQUIPMENT: (5.7%)
General Electric Co. .....................................................   366,500          16,848,060        26,891,938
                                                                                            ------------     ------------
BROADCASTING: (2.3%)
CBS Corp. (formerly Westinghouse Electric Corp.) .........................   366,500           7,494,558        10,788,844
                                                                                            ------------     ------------
RETAILING: (5.1%)
Sears, Roebuck & Co. .....................................................   366,500          13,451,048        16,584,125
Woolworth Corp.* .........................................................   366,500           7,949,652         7,467,438
                                                                                            ------------     -------------
                                                                                              21,400,700        24,051,563
                                                                                            ------------     -------------
UTILITIES: (8.8%)
Consolidated Edison, Inc. (formerly Consolidated
  Edison Co., of NY, Inc.) ...............................................   366,500          10,721,375       15,026,500
Pacific Gas & Electric Co. ...............................................   366,500           9,437,207       11,155,344
Ameren Corp. (formerly Union Electric Co.) ...............................   366,500          13,338,775       15,851,125
                                                                                            ------------     ------------
                                                                                              33,497,357       42,032,969
                                                                                            ------------     ------------
RAILROADS: (9.8%)
Burlington Northern Santa Fe .............................................   253,614          18,695,924       23,570,251
Union Pacific Corp. ......................................................   366,500          17,193,772       22,883,344
                                                                                            ------------     ------------
                                                                                              35,889,696       46,453,595
                                                                                            ------------     ------------
ENERGY: (10.3%)
Columbia Energy Group (formerly Columbia Gas Systems, Inc.) ..............   366,500          16,782,592       28,793,156
Union Pacific Resources Group, Inc. ......................................   325,267           7,610,809        7,887,725
USX Marathon Group .......................................................   366,500           8,513,405       12,369,375
                                                                                            ------------     ------------
                                                                                              32,906,806       49,050,256
                                                                                            ------------     ------------
MISC. INDUSTRIAL: (6.5%)
Allied Signal Corp. ......................................................   366,500          12,861,041       14,270,594
Praxair, Inc. ............................................................   366.500          11,893,658       16,492,500
                                                                                            ------------     ------------
                                                                                              24,754,699       30,763,094
                                                                                            ------------     ------------
COMMUNICATIONS: (7.9%)
AT&T Corp. ...............................................................   366,500          13,153,764       22,448,125
Lucent Technologies, Inc. ................................................   187,760          11,279,012       14,997,330
                                                                                            ------------     ------------
                                                                                              24,432,776       37,445.455
                                                                                            ------------     ------------
FINANCIAL: (4.1%)
Travelers Group, Inc. ....................................................   366,500          11,067,964        19,745,188
                                                                                            ------------     ------------
            TOTAL INVESTMENTS (100%) .....................................                  $355,379,762     $ 475,031,246
                                                                                            ============     =============

*Non Income producing

See Notes to Financial Statements.

LEXINGTON CORPORATE LEADERS TRUST FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
     Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
          (a) VALUATION OF SECURITIES--Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.
          (b) INCOME TAXES--No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.
          (c) OTHER--Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.
          (d) ACCOUNTING ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS
      (a) During the year ended December 31, 1997 the distributions from net investment income were $0.27565 per participation and, from realized gains, were $2.60033 per participation.
      (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 1997 the distributions from return of capital were $1.83887 per participation.

NOTE 4. TRUSTEE AND SPONSOR FEES
      State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $138,013 for the year ended December 31, 1997. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

NOTE 5. INVESTMENT TRANSACTIONS
      During the year ended December 31, 1997, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $154,496,602 and $151,202,796, respectively.
      The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.
      As of December 31, 1997, net unrealized appreciation of portfolio securities was $119,651,480, comprised of unrealized appreciation of $120,133,695 and unrealized depreciation of $482,215.

LEXINGTON CORPORATE LEADERS TRUST FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


NOTE 6. SOURCE OF NET ASSETS
   As of December 31, 1997, the Trust's net assets were comprised of the following amounts:
      Net amounts paid in and reinvested by Holders
        net of terminations and return of capital payments .......  $348,566,454
      Cumulative amount of non-distributable realized
        gains retained in Principal Account ......................    56,783,876
      Unrealized appreciation in value of securities .............   119,651,480
                                                                    ------------
        Principal account ........................................   525,001,810
        Income and distributable fund ............................       666,787
                                                                    ------------
           Total net assets ......................................  $525,668,597
                                                                    ============

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED
     During the periods indicated, participations were issued and redeemed as follows:

                                                      NUMBER OF PARTICIPATIONS
                                                       YEAR ENDED DECEMBER 31,
                                                      -------------------------
                                                       1997              1996
                                                     ---------        --------
   Issued on payments from Holders ............... 10,808,038        11,313,596
   Issued on reinvestment of dividends
      and distributions ..........................  7,968,673           919,816
   Redeemed ...................................... (7,892,774)       (6,457,089)
                                                    ---------        ---------
       Net increase .............................. 10,883,937         5,776,323
                                                   ==========        ==========

NOTE 8. SELECTED FINANCIAL INFORMATION
                                                                             YEARS ENDED DECEMBER 31,
Selected Data Per Participation                          ---------------------------------------------------------------
outstanding throughout the period:                         1997           1996           1995          1994         1993
                                                         ------         ------          -----         -----        -----
Net asset value, beginning of period                    $ 16.05        $ 13.74        $ 10.51       $ 12.78       $ 11.62
                                                         ------         ------         ------        ------        ------
Income from investment operations:
  Net investment income                                    0.27           0.28           0.28          0.31          0.33
  Net realized and unrealized gain
    (loss) on investments                                  3.45           2.79           3.82         (0.45)         1.71
                                                         ------         ------         ------        ------        ------
Total from investment operations                           3.72           3.07           4.10         (0.14)         2.04
                                                         ------         ------         ------        ------        ------

LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.28)         (0.28)         (0.28)        (0.32)        (0.33)
  Distributions from net realized gains                   (2.60)         (0.28)         (0.03)        (0.90)        (0.28)
  Distributions from income and realized
    gains included in terminations                        (0.11)         (0.02)         (0.02)        (0.01)           --
  Distributions from capital                              (1.90)         (0.18)         (0.54)        (0.90)        (0.27)
                                                         ------         ------         ------        ------        ------
    Total distributions                                   (4.89)         (0.76)         (0.87)        (2.13)        (0.88)
                                                         ------         ------         ------        ------        ------
Change in net asset value for the period                  (1.17)          2.31           3.23         (2.27)         1.16
                                                         ------         ------         ------        ------        ------
Net asset value at end of period                        $ 14.88        $ 16.05        $ 13.74       $ 10.51       $ 12.78
                                                         ======         ======         ======        ======        ======

Total return                                              23.09%         22.43%         39.21%        (0.77%)       17.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000)                        $525,669       $392,295       $256,467      $156,286      $147,181
Ratios to average net asset of:
  Expenses                                                 0.62%          0.63%          0.58%         0.62%         0.57%
  Net investment income                                    1.76%          2.05%          2.57%         2.84%         2.78%

SPONSOR
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515/Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515/Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

TRUSTEE
--------------------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
MUTUAL FUND SERVICES AREA
Lexington Corporate Leaders Trust Fund
225 Franklin Street
Boston, Massachusetts 02110



--------------------------------------------------------------------------------
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF ANY KIND
  SHOULD BE SENT TO:
--------------------------------------------------------------------------------

  TRANSFER AGENT
  STATE STREET BANK AND TRUST COMPANY
  C/O NATIONAL FINANCIAL DATA SERVICES
  LEXINGTON FUNDS
  1004 BALTIMORE
  KANSAS CITY, MISSOURI 64105

  OR CALL TOLL FREE:
  SERVICE: 1-800-526-0056
  INSTITUTIONAL/FINANCIAL ADVISER SERVICES:
    1-800-367-9160
  24 HOUR ACCOUNT INFORMATION: 1-800-526-0052
--------------------------------------------------------------------------------


TABLE OF CONTENTS                                                  PAGE
--------------------------------------------------------------------------------

Highlights .........................................................  2
Description of the Trust ...........................................  2
Selected Financial Information .....................................  4
How to Purchase Participations .....................................  4
How to Redeem Participations .......................................  5
Shareholder Services ...............................................  7
Exchange Privilege .................................................  7
Tax Matters ........................................................  9
Investment Return .................................................. 10
Amendment and Termination .......................................... 11
Resignation, Removal and Limitations on Liability
  of Sponsor ....................................................... 11
Miscellaneous ...................................................... 12
Nonstandard Investment Return ...................................... 14
Financial Statements ............................................... 15

                                    LEXINGTON


                           ---------------------------
                                     [LOGO]

                                    LEXINGTON
                                    CORPORATE
                                     LEADERS
                                      TRUST
                                      FUND

                           o No sales charge
                           o No redemption fees
                           o Created in 1935
                           o Blue chip stocks
                           o Free telephone
                             exchange privilege

                               The Lexington Group
                                       of
                                     No-Load
                              Investment Companies
                           ---------------------------



                                   PROSPECTUS

                                   MAY 1, 1998
                                   ===========

                             PART II

               ADDITIONAL INFORMATION NOT INCLUDED
                        IN THE PROSPECTUS

Undertaking to File Reports

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Contents of Registration Statement

     This Registration Statement on Form S-6 is comprised of the following papers and documents:

     The facing sheet.
     The Prospectus consisting of 22 pages.
     Additional information not included in the Prospectus (Part II). The undertaking to file reports.
     The signatures.

The following exhibits:

Consent of Counsel to the use of its name under the heading "Legal Opinion" in the Prospectus.

Consent of Certified Public Accountants.

Article 6 Financial Data Schedule


(The Annual Report for the year ending December 31, 1997 was filed electronically on February 27, 1998 (as form type N-30D). Financial statements from this 1997 Annual Report have been included in the Prospectus)

                                         Registration No. 2-10694

___________________________________________________________________________

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                    __________________________

                             Exhibits

                            File With

                             Form S-6

                   ___________________________

              LEXINGTON CORPORATE LEADERS TRUST FUND

___________________________________________________________________________

                          EXHIBIT INDEX



The following documents are being filed electronically as exhibits to this filing:

Consent of Kramer, Levin, Naftalis & Frankel

Consent of Certified Public Accountants

Article 6 Financial Data Schedule

Cover

                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lexington Corporate Leaders Trust Fund, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Saddle Brook and state of New Jersey on the 30th day of April, 1998.

                         LEXINGTON CORPORATE LEADERS TRUST FUND

                         /s/ Lawrence Kantor
                         ________________________________
                         Lawrence Kantor
                         Executive Vice President
                         Managing Director and Director
                         Lexington Management Corporation